Segment Information (Tables) - Bird Rides [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary Of Reportable Segments Based On The Geographic Areas

Segment	Description
North America (NA)	Includes Canada and the United States
Europe, Middle East and Africa (EMEA)	Includes all countries within the Europeon Union, the United Kingdom and countries within the Middle East
Other	Includes South America, China, Mexico, Australia, New Zealand

Segment	Description
North America (NA)	Includes Canada and the United States

Europe, Middle East & Africa (EMEA)	Includes all countries within the EU, UK, and countries within the Middle East

Other	Includes South America, China, Mexico, Australia, New Zealand

Summary Of Company's Segments And A Reconciliation Of The Total Segment Gross Margin To Loss Before Income Taxes
The following tables provides information about the Company’s segments and a reconciliation of the total segment gross margin to loss before income taxes (in thousands):

	Three Months Ended September 30,
	2021				2020
	NA	EMEA	Other	Total Segments	NA	EMEA	Other	Total Segments
Revenues:

Sharing	$46,083	17,944	—	64,027	$23,298	10,281	—	33,579
Product sales	812	567	—	1,379	6,488	117	1	6,606

Total Revenues	46,895	18,511	—	65,406	29,786	10,398	1	40,185
Cost of sharing, exclusive of depreciation	23,742	9,570	—	33,312	15,232	9,274	11	24,517
Cost of product sales	897	481	—	1,378	5,964	719	—	6,683
Depreciation on revenue earning vehicles	6,871	10,382	—	17,253	2,595	5,309	—	7,904

Gross margin	$15,385	(1,922)	—	13,463	$5,995	(4,904)	(10)	1,081
Reconciling items:
Total expenses				$50,351				$44,816

Loss before income taxes				$(36,888)				$(43,735)

	Nine Months Ended September 30,
	2021				2020
	NA	EMEA	Other	Total Segments	NA	EMEA	Other	Total Segments
Revenues:
Sharing	$108,764	33,550	—	142,314	$41,052	18,230	38	59,320
Product sales	7,274	1,532	—	8,806	9,122	2,069	172	11,363

Total Revenues	116,038	35,082	—	151,120	50,174	20,299	210	70,683
Cost of sharing, exclusive of depreciation	60,414	16,627	—	77,041	32,682	21,888	808	55,378
Cost of product sales	7,681	1,345	—	9,026	10,951	7,816	173	18,940
Depreciation on revenue earning vehicles	14,285	19,526	—	33,811	8,720	8,902	411	18,033

Gross margin	$33,658	(2,416)	—	31,242	$(2,179)	(18,307)	(1,182)	(21,668)
Reconciling items:
Total expenses				$187,886				$142,279

Loss before income taxes				$(156,644)				$(163,947)

The following table provides information about the Company’s segments and a reconciliation of the total segment gross margin to loss from operations for the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020				2019
	NA	EMEA	Other	Total Segments	NA	EMEA	Other	Total Segments
Revenues:
Sharing	$57,704	22,198	39	79,941	$108,260	31,229	959	140,448
Product sales	12,213	2,275	172	14,660	6,951	3,063	62	10,076

Total Revenues	69,917	24,473	211	94,601	115,211	34,292	1,021	150,524
Cost of sharing	(40,532)	(30,339)	(757)	(71,628)	(118,239)	(33,521)	(1,886)	(153,646)
Cost of product sales	(14,220)	(8,324)	(172)	(22,716)	(16,060)	(4,180)	(79)	(20,319)
Depreciation on revenue earning vehicles	(11,456)	(11,929)	(406)	(23,791)	(88,021)	(19,919)	(4,294)	(112,234)

Gross margin	$3,709	(26,119)	(1,124)	(23,534)	$(107,109)	(23,328)	(5,238)	(135,675)

Reconciling items:
Total expenses				$(184,632)				$(251,531)
Loss before income taxes				$(208,166)				$(387,206)